Schedule of Investments - Virtus Real Asset Income ETF

January 31, 2020 (unaudited)

Security Description	Shares	Value

COMMON STOCKS - 98.2%
Communication Services - 6.7%
Cogent Communications Holdings, Inc.	44,223	$3,136,737
KT Corp. (South Korea)(1)	248,806	2,592,559
Orange SA (France)(1)	196,731	2,771,940
Telecom Argentina SA (Argentina)(1)	265,544	2,995,336
Telefonica Brasil SA (Brazil)(1)	206,649	2,868,288
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)(1)	101,465	2,797,390
Total Communication Services		17,162,250
Consumer Staples - 1.1%
Ingredion, Inc.	31,617	2,782,296
Energy - 29.0%
Black Stone Minerals LP	227,934	2,288,457
Canadian Natural Resources Ltd. (Canada)	91,546	2,575,189
Cheniere Energy Partners LP(2)	72,532	2,804,812
China Petroleum & Chemical Corp. (China)(1)	48,976	2,567,812
CNOOC Ltd. (China)(1)	18,185	2,745,935
CNX Midstream Partners LP	182,058	2,801,873
CVR Energy, Inc.	69,641	2,410,275
Delek Logistics Partners LP(2)	92,372	2,952,209
Delek US Holdings, Inc.(2)	83,693	2,298,210
Dorchester Minerals LP(2)	152,300	2,480,967
Enbridge, Inc. (Canada)	73,360	2,983,551
EQM Midstream Partners LP	104,358	2,415,888
Equinor ASA (Norway)(1)	147,962	2,689,949
Kinder Morgan, Inc.	137,835	2,876,616
Marathon Petroleum Corp.	46,909	2,556,540
ONEOK, Inc.	38,437	2,877,778
PetroChina Co. Ltd. (China)(1)	58,895	2,591,969
Phillips 66	25,418	2,322,443
Phillips 66 Partners LP	46,289	2,704,666
RPC, Inc.(2)	602,383	2,728,795
Shell Midstream Partners LP(2)	146,721	2,883,068
Suncor Energy, Inc. (Canada)	89,892	2,749,796
Tallgrass Energy LP Class A	130,809	2,918,349
TC Energy Corp. (Canada)	54,555	2,990,705
Transportadora de Gas del Sur SA Class B (Argentina)(1)(2)	428,384	2,651,697
Valero Energy Corp.	30,377	2,561,085
Viper Energy Partners LP	115,517	2,519,426
Western Midstream Partners LP	146,309	2,422,877
Total Energy		74,370,937
Industrials - 1.2%
Grupo Aeroportuario del Pacifico SAB de CV (Mexico)(1)	24,385	3,015,937
Materials - 16.7%
BHP Group Ltd. (Australia)(1)(2)	53,109	2,714,401
Compass Minerals International, Inc.(2)	48,976	2,835,221
Eastman Chemical Co.	36,784	2,621,596
Huntsman Corp.	119,856	2,464,239
Israel Chemicals Ltd. (Israel)	619,122	2,594,121
LyondellBasell Industries NV Class A	30,791	2,397,387
Newmont Corp.	70,674	3,184,571
Norbord, Inc. (Canada)	108,077	3,172,060
PolyOne Corp.	78,113	2,591,789
Rio Tinto PLC (Australia)(1)(2)	49,182	2,627,794
Schweitzer-Mauduit International, Inc.	67,781	2,374,368
Sinopec Shanghai Petrochemical Co. Ltd. (China)(1)	100,018	2,548,459
Southern Copper Corp. (Peru)(2)	68,401	2,577,350
Steel Dynamics, Inc.	82,866	2,476,036

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
Ternium SA (Luxembourg)(1)	131,635	$2,755,121
Westlake Chemical Partners LP	122,336	2,767,240
Total Materials		42,701,753
Real Estate - 34.2%
American Campus Communities, Inc.	62,615	2,872,150
Apartment Investment & Management Co. Class A	57,035	3,006,315
Brandywine Realty Trust	184,538	2,882,484
Brixmor Property Group, Inc.	134,735	2,689,311
CareTrust REIT, Inc.	140,728	3,121,347
CoreSite Realty Corp.	25,624	3,009,539
CubeSmart	91,339	2,892,706
EPR Properties	41,123	2,934,948
Gaming and Leisure Properties, Inc.	67,161	3,173,693
Getty Realty Corp.	88,239	2,781,293
Global Medical REIT, Inc.	219,255	3,201,123
Highwoods Properties, Inc.	60,549	3,034,110
Iron Mountain, Inc.(2)	90,512	2,861,084
Lamar Advertising Co. Class A	32,651	3,030,339
Medical Properties Trust, Inc.(2)	139,695	3,094,244
MGM Growth Properties LLC Class A	94,645	3,022,961
National Health Investors, Inc.	35,544	2,999,203
National Retail Properties, Inc. Class REIT	55,382	3,101,392
Omega Healthcare Investors, Inc.	67,988	2,852,097
Piedmont Office Realty Trust, Inc. Class A	130,602	3,028,660
Public Storage	13,639	3,051,863
Realty Income Corp.	39,883	3,127,226
Ryman Hospitality Properties, Inc.	33,064	2,811,432
Saul Centers, Inc.	56,002	2,765,379
Simon Property Group, Inc.	19,838	2,641,430
SL Green Realty Corp.	31,824	2,929,081
STAG Industrial, Inc.	92,166	2,971,432
Summit Hotel Properties, Inc.(2)	235,167	2,608,002
Washington Prime Group, Inc.(2)	796,630	2,397,856
Weingarten Realty Investors	92,579	2,694,049
Total Real Estate		87,586,749
Utilities - 9.3%
Algonquin Power & Utilities Corp. (Canada)	204,583	3,132,166
Avista Corp.	59,722	3,036,864
Brookfield Infrastructure Partners LP (Canada)(2)	59,722	3,248,877
Brookfield Renewable Partners LP (Canada)(2)	62,615	3,051,855
Dominion Energy, Inc.	35,130	3,012,397
Enel Americas SA (Chile)(1)	265,957	2,606,378
Enel Chile SA (Chile)(1)	613,955	2,897,868
OGE Energy Corp.	65,094	2,984,560
Total Utilities		23,970,965
Total Common Stocks
(Cost $257,633,375)		251,590,887
SECURITIES LENDING COLLATERAL - 4.2%
Money Market Fund - 4.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.49%(3)(4)
(Cost $10,864,682)	10,864,682	10,864,682
TOTAL INVESTMENTS - 102.4%
(Cost $268,498,057)		262,455,569
Liabilities in Excess of Other Assets - (2.4)%		(6,122,292)
Net Assets - 100.0%		$256,333,277

Schedule of Investments - Virtus Real Asset Income ETF (continued)

January 31, 2020 (unaudited)

(1)	American Depositary Receipts.
(2)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $28,236,459; total market value of collateral held by the Fund was $29,586,209. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $18,721,527.
(3)	Represents securities purchased with cash collateral received for securities on loan.
(4)	The rate shown reflects the seven-day yield as of January 31, 2020.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2020.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$251,590,887	$—	$—	$251,590,887
Money Market Fund	10,864,682	—	—	10,864,682
Total	$262,455,569	$—	$—	$262,455,569